Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Transactions with Related Parties
Note 21. Transactions with Related Parties

Note 21.  Transactions with Related Parties

Aggregate loan transactions of the Company with directors, principal officers, their immediate families and affiliated companies in which they are principal owners (commonly referred to as related parties) as of December 31 were as follows:

	2021	2020

Balance, beginning of year	$16,774,535	$9,127,542
Loans - new Directors	0	9,769,951
New loans to existing Principal Officers/Directors	1,902,000	3,330,226
Repayment	(2,604,104)	(5,453,184)
Balance, end of year	$16,072,431	$16,774,535

Total funds of related parties on deposit with the Company were $9,220,641 and $14,251,646 at December 31, 2021 and 2020, respectively.

The Company utilizes the services of CFSG as an investment advisor for the Company’s 401(k) plan.  The Human Resources committee of the Board of Directors is the Trustee of the plan, and CFSG provides investment advice for the plan.  CFSG also acts as custodian of the retirement funds and makes investments on behalf of the plan and its participants.  The Company pays monthly management fees to CFSG for its services to the 401(k) plan amounting to $65,550 and $48,780, respectively, for the years ended December 31, 2021 and 2020.